Global Atlantic American Funds® Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2022

	Shares/ Principal	Fair Value
Variable Insurance Trusts - 95.0%
Debt Funds - 33.1%
American Funds Insurance Series - American High-Income Trust, Class 1	614,316	$ 6,044,874
American Funds Insurance Series - The Bond Fund of America, Class 1	4,671,397	49,656,953
American Funds Insurance Series - U.S. Government Securities Fund, Class 1	1,229,445	13,843,552
Total Debt Funds		69,545,379
Equity Funds - 61.9%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	1,199,706	20,431,000
American Funds Insurance Series - Global Small Capitalization Fund, Class 1*	138,018	4,025,997
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	1,812,715	32,139,434
American Funds Insurance Series Growth Fund, Class 1	206,643	24,034,599
American Funds Insurance Series Growth-Income Fund, Class 1	503,357	32,068,883
International Growth and Income Fund	493,070	17,592,750
Total Equity Funds		130,292,663
Total Variable Insurance Trusts
(Cost - $163,712,875)		199,838,042
Short-Term Investments - 4.2%
Money Market Funds - 4.2%
Dreyfus Government Cash Management, 0.19%(a)	6,892,913	6,892,913
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.12%(a)	1,854,949	1,854,949
Total Short-Term Investments (Cost - $8,747,862)		8,747,862
Total Investments - 99.2%
(Cost - $172,460,737)		$ 208,585,904
Other Assets Less Liabilities - Net 0.8%		1,669,556
Total Net Assets - 100.0%		$ 210,255,460

*	Non-income producing security.
(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic American Funds® Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	9	6/17/2022	$929,880	$(30,455)
MSCI EAFE Future	Goldman Sachs & Co.	63	6/17/2022	6,754,860	(421,915)
MSCI Emerging Markets Index Futures	Goldman Sachs & Co.	36	6/17/2022	2,025,900	(101,775)
S&P 500 E-Mini Future	Goldman Sachs & Co.	58	6/17/2022	13,139,175	(823,703)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	9	6/17/2022	2,420,280	(94,275)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(1,472,123)